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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 09/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2006 (UNAUDITED)


                                                                             PRINCIPAL AMOUNT                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 96.2%
---------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 27.9%
U.S. Treasury Bonds
4.50%                                     02/15/36                                    $   140                    $     134 (h)
5.38%                                     02/15/31                                        735                          794 (h)
7.13%                                     02/15/23                                      4,645                        5,836 (h)
8.13%                                     08/15/19 - 08/15/21                           2,730                        3,650 (f,h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                     01/15/16                                      2,194                        2,145 (k)
3.50%                                     01/15/11                                      4,169                        4,369 (k)
U.S. Treasury Notes
4.13%                                     08/15/08                                        460                          456 (h)
4.50%                                     09/30/11                                     28,050                       27,944
4.88%                                     05/15/09 - 08/15/16                          57,045                       57,652 (h)
                                                                                                                   102,980

FEDERAL AGENCIES - 1.3%
Federal Farm Credit Bank
3.75%                                     01/15/09                                      1,940                        1,892 (f)
Federal Home Loan Mortgage Corp.
4.75%                                     12/08/10                                      2,765                        2,745 (f)
                                                                                                                     4,637

AGENCY MORTGAGE BACKED - 19.5%
Federal Home Loan Mortgage Corp.
4.50%                                     06/01/33 - 02/01/35                             866                          809 (f)
5.00%                                     07/01/35 - 10/01/35                           1,287                        1,237 (f)
5.50%                                     05/01/20                                        224                          222 (f)
6.00%                                     04/01/17 - 05/01/35                           2,910                        2,936 (f)
6.50%                                     01/01/27 - 09/01/36                           2,438                        2,490 (f)
7.00%                                     10/01/16 - 08/01/36                             757                          779 (f)
7.50%                                     01/01/08 - 09/01/33                             182                          189 (f)
8.00%                                     11/01/30                                         18                           19 (f)
Federal National Mortgage Assoc.
4.00%                                     05/01/19 - 06/01/19                             884                          835 (f)
4.50%                                     05/01/18 - 02/01/35                           3,678                        3,533 (f)
5.00%                                     06/01/20 - 08/01/35                           3,388                        3,279 (f)
5.50%                                     03/01/14 - 08/01/35                           3,403                        3,388 (f)
6.00%                                     02/01/14 - 08/01/35                           5,773                        5,804 (f)
6.50%                                     02/01/14 - 08/01/36                           7,382                        7,537 (f)
7.00%                                     08/01/13 - 03/01/34                           3,218                        3,312 (f)
8.00%                                     12/01/11 - 11/01/33                             465                          489 (f)
8.50%                                     04/01/30 - 05/01/31                              45                           48 (f)
9.00%                                     06/01/09 - 12/01/22                             206                          217 (f)
5.00%                                     TBA                                           5,710                        5,524 (b)
5.50%                                     TBA                                           7,831                        7,787 (b)
6.00%                                     TBA                                          12,306                       12,447 (b)
Government National Mortgage Assoc.
4.50%                                     08/15/33 - 09/15/34                           1,662                        1,579
5.00%                                     08/15/33                                        394                          384
6.00%                                     04/15/27 - 09/15/36                           1,659                        1,679 (f)
6.50%                                     04/15/19 - 08/15/36                           1,279                        1,314 (f)
7.00%                                     03/15/12 - 06/15/34                             310                          318
7.50%                                     03/15/23 - 10/15/33                             153                          159 (f)
8.00%                                     09/15/27 - 06/15/30                              42                           45
8.50%                                     10/15/17                                        106                          113
9.00%                                     11/15/16 - 12/15/21                             204                          221
5.50%                                     TBA                                           3,450                        3,426 (b)
                                                                                                                    72,119

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.9%
Collateralized Mortgage Obligation Trust
(Class B)
5.86%                                     11/01/18                                         34                           29 (c,d,f)
Federal Home Loan Mortgage Corp.
1.32%                                     10/15/18                                      1,245                           68 (e,f,g)
1.82%                                     12/15/30                                      2,744                          130 (e,f,g)
3.21%                                     10/15/33                                        515                          402 (f,g)
3.97%                                     12/15/33                                        315                          265 (f,g)
4.50%                                     04/15/13 - 03/15/19                           2,321                          228 (e,f)
4.50%                                     05/15/17 - 11/15/19                           1,025                          970 (f)
5.00%                                     01/15/11 - 12/01/34                          14,620                        2,753 (e,f)
5.00%                                     05/15/20 - 02/15/35                           6,424                        5,995 (f)
5.08%                                     06/15/33                                      1,164                        1,142 (f,g)
5.50%                                     04/15/17 - 06/15/33                           1,320                          252 (e,f)
5.50%                                     10/15/34                                        707                          709 (f)
7.50%                                     01/15/16                                        123                          127 (f)
8.00%                                     04/15/20                                         22                           22 (f)
8.00%                                     02/01/23 - 07/01/24                              32                            7 (e,f)
11.71%                                    09/25/43                                      4,341                           51 (c,e,f,g)
Federal Home Loan Mortgage STRIPS
5.57%                                     08/01/27                                          7                            6 (c,d,f)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.37%                                     11/01/34                                      1,964                        1,472 (c,d,f)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                     11/01/23                                        100                           26 (e,f)
8.00%                                     08/01/23 - 07/01/24                              66                           15 (e,f)
8.50%                                     03/01/17 - 07/25/22                              75                           16 (e,f)
9.00%                                     05/25/22                                         24                            6 (e,f)
Federal National Mortgage Assoc.
1.19%                                     12/25/42                                      1,236                           27 (e,f,g)
1.67%                                     10/25/29                                      1,022                           59 (e,f,g)
1.77%                                     12/25/30                                      1,394                           69 (e,f,g)
2.27%                                     09/25/42                                      2,763                          121 (e,f,g)
2.32%                                     04/25/17 - 10/25/17                           2,236                          140 (e,f,g)
2.37%                                     08/25/16                                        687                           33 (e,f,g)
2.77%                                     06/25/42                                        920                           56 (e,f,g)
3.54%                                     09/25/31                                        667                          621 (f,g)
4.00%                                     02/25/28                                         56                           55 (f)
4.50%                                     05/25/18                                        436                           39 (e,f)
4.50%                                     12/25/19                                        375                          345 (f)
4.75%                                     11/25/14                                        240                           16 (e,f)
5.00%                                     08/25/17 - 02/25/32                             527                           56 (e,f)
5.00%                                     03/25/35                                        500                          463 (f)
5.50%                                     07/25/34 - 02/25/35                           1,442                        1,445 (f)
5.75%                                     02/25/35                                        775                          784 (f)
6.00%                                     12/25/34                                        500                          512 (f)
6.50%                                     12/25/34                                        318                          325 (f)
8.00%                                     07/25/14                                        337                          342 (f)
Federal National Mortgage Assoc. (Class S)
1.77%                                     02/25/31                                        977                           46 (e,f,g)
Federal National Mortgage Assoc. REMIC
4.50%                                     11/25/13                                        807                           34 (e,f)
4.88%                                     03/25/31                                        976                          956 (f,g)
5.00%                                     10/25/22                                        422                           69 (e,f)
Federal National Mortgage Assoc. REMIC
(Class B)
5.24%                                     12/25/22                                         23                           19 (c,d,f)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%**                                05/25/22                                          -                            1 (e,f)
Government National Mortgage Assoc.
5.00%                                     02/16/34                                        519                          481 (f)
                                                                                                                    21,805

ASSET BACKED - 2.6%
AESOP Funding II LLC (Class A)
5.45%                                     04/20/10                                      1,000                        1,002 (a,f,g)
Bank One Issuance Trust
3.59%                                     05/17/10                                        175                          172 (f)
Capital One Master Trust (Class C)
6.70%                                     06/15/11                                        149                          153 (a,f)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                     05/25/32                                         69                           67 (f)
Citibank Credit Card Issuance Trust
4.45%                                     04/07/10                                        496                          489 (f)
Countrywide Asset-Backed Certificates
(Class A)
5.60%                                     05/25/36                                        273                          274 (f,g)
5.89%                                     08/25/32                                         64                           64 (f,g)
First Franklin Mortgage Loan Asset
Backed Certificates
5.51%                                     12/31/49                                      2,000                        2,001 (f,g)
GMAC Mortgage Corp. Loan Trust (Class A)
5.43%                                     06/25/34                                      1,000                        1,000 (f,g)
GSAA Trust
5.73%                                     05/25/34                                        163                          164 (f,g)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                     10/15/10                                        427                          420
Long Beach Mortgage Loan Trust
5.79%                                     11/26/32                                        200                          200 (f,g)
Mid-State Trust
7.54%                                     07/01/35                                         78                           81 (f)
Peco Energy Transition Trust
6.52%                                     12/31/10                                        400                          420 (f)
Residential Asset Mortgage Products, Inc.
5.57%                                     03/25/34                                         46                           46 (f,g)
5.66%                                     12/25/33                                         31                           31 (f,g)
Residential Asset Securities Corp.
5.58%                                     07/25/32                                         89                           89 (f,g)
Residential Asset Securities Corp.
(Class A)
4.16%                                     07/25/30                                        253                          250 (f,g)
5.62%                                     06/25/33                                        163                          163 (f,g)
Structured Asset Investment Loan Trust
5.56%                                     02/25/35                                      1,837                        1,839 (a,f,g)
Volkswagen Auto Lease Trust (Class A)
3.94%                                     10/20/10                                        265                          262 (f)
Wachovia Asset Securitization Inc.
(Class A)
5.55%                                     06/25/34                                        397                          397 (f,g)
Wells Fargo Home Equity Trust
3.97%                                     09/25/24                                        209                          205 (f,g)
                                                                                                                     9,789

CORPORATE NOTES - 26.6%
Abbey National PLC
7.95%                                     10/26/29                                        510                          636 (f)
Abbott Laboratories
5.88%                                     05/15/16                                        740                          767 (f)
AGL Capital Corp.
7.13%                                     01/14/11                                        320                          340
AIG SunAmerica Global Financing VII
5.85%                                     08/01/08                                        510                          516 (a,f)
Allegiance Corp.
7.00%                                     10/15/26                                        300                          319 (f)
Allied Waste North America, Inc.
8.50%                                     12/01/08                                      1,050                        1,100
Allstate Life Global Funding Trusts
3.85%                                     01/25/08                                        395                          388 (f)
Altria Group, Inc.
7.20%                                     02/01/07                                        255                          256 (f)
American Electric Power Company, Inc.
4.71%                                     08/16/07                                        425                          422 (f,i)
American Electric Power Company, Inc.
(Series D)
5.25%                                     06/01/15                                        335                          326 (f)
American General Corp.
7.50%                                     08/11/10                                        280                          301 (f)
Appalachian Power Co. (Series G)
3.60%                                     05/15/08                                        260                          253 (f)
Appalachian Power Co. (Series K)
5.00%                                     06/01/17                                        330                          310 (f)
Archer-Daniels-Midland Co.
7.00%                                     02/01/31                                        330                          381 (f)
Arizona Public Service Co.
6.25%                                     08/01/16                                        485                          495
AT&T, Inc.
4.13%                                     09/15/09                                        650                          629 (f)
5.63%                                     06/15/16                                        770                          761 (f)
5.88%                                     08/15/12                                        325                          331 (f)
AvalonBay Communities, Inc. (REIT)
5.75%                                     09/15/16                                        320                          323
BAC CAP TRUST V
5.63%                                     03/08/35                                        495                          460 (f)
Banco BMG S.A.
9.15%                                     01/15/16                                        330                          331 (a,f)
Banco Mercantil del Norte S.A.
5.88%                                     02/17/14                                        650                          653 (a,f,g)
Banco Santander Chile
5.38%                                     12/09/14                                        545                          537 (a,f)
Bank of America Corp.
5.75%                                     08/15/16                                        390                          397
Barclays Bank PLC
5.93%                                     12/31/49                                        330                          330 (a,g)
BellSouth Corp.
4.20%                                     09/15/09                                        460                          446
6.55%                                     06/15/34                                        480                          482 (f)
BJ Services Co.
5.75%                                     06/01/11                                        485                          489
BNP US Funding LLC (Series A)
7.74%                                     12/31/49                                        255                          261 (a,f,g)
Boyd Gaming Corp.
7.13%                                     02/01/16                                        500                          484 (f)
Braskem S.A.
8.00%                                     01/26/17                                        265                          265 (a)
British Telecommunications PLC
8.38%                                     12/15/10                                        195                          218
Burlington Northern Santa Fe Corp.
8.13%                                     04/15/20                                        765                          936 (f)
Campbell Soup Co.
5.50%                                     03/15/07                                        405                          405 (f)
Capital One Bank
6.50%                                     06/13/13                                        195                          204 (f)
Capital One Financial Corp.
8.75%                                     02/01/07                                        490                          495 (f)
Carolina Power & Light Co.
5.15%                                     04/01/15                                        230                          225 (f)
5.70%                                     04/01/35                                        130                          126 (f)
6.13%                                     09/15/33                                        490                          504 (f)
CBS Corp.
5.63%                                     05/01/07                                        200                          200 (f)
CCSA Finance Ltd.
7.88%                                     05/17/16                                        260                          261 (a)
Clear Channel Communications, Inc.
4.63%                                     01/15/08                                        535                          528 (f)
CNA Financial Corp.
6.00%                                     08/15/11                                        485                          492
Comcast Cable Communications Holdings,
Inc.
9.46%                                     11/15/22                                      1,565                        2,022 (f)
Commonwealth Bank of Australia
6.02%                                     03/29/49                                        475                          475 (a,g)
ConAgra Foods, Inc.
7.88%                                     09/15/10                                        133                          145 (f)
Consolidated Edison Company of New York
5.63%                                     07/01/12                                        585                          594 (f)
Consumers Energy Co.
5.15%                                     02/15/17                                        330                          316 (f)
Corp Andina de Fomento
5.75%                                     01/12/17                                        365                          368
Cosan S.A. Industria e Comercio
8.25%                                     02/28/49                                        420                          398 (a,f)
Cosipa Commercial Ltd.
8.25%                                     06/14/16                                        330                          349 (a)
Countrywide Home Loans, Inc.
5.63%                                     05/15/07                                        255                          255 (f)
COX Communications, Inc.
5.45%                                     12/15/14                                        515                          497 (f)
CRH America, Inc.
6.00%                                     09/30/16                                        320                          320
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                     11/15/15                                      1,290                        1,306
CSC Holdings, Inc.
7.88%                                     12/15/07                                        835                          848
CSX Transportation, Inc.
9.75%                                     06/15/20                                        202                          272 (f)
DaimlerChrysler NA Holding Corp.
4.05%                                     06/04/08                                        330                          323 (f)
4.75%                                     01/15/08                                        330                          327 (f)
DBS Bank Ltd.
5.00%                                     11/15/19                                        605                          580 (a,f,g)
Delhaize America, Inc.
8.13%                                     04/15/11                                        325                          349
Detroit Edison Co. (Series B)
5.45%                                     02/15/35                                        535                          497 (f)
Deutsche Bank Capital Funding Trust VII
5.63%                                     01/19/49                                        210                          205 (a,f,g)
Devon OEI Operating Inc.
4.38%                                     10/01/07                                        195                          193 (f)
Diageo Capital PLC
5.50%                                     09/30/16                                        480                          476
Dominion Resources, Inc.
5.69%                                     05/15/08                                        485                          487 (f,i)
Dominion Resources, Inc. (Series B)
4.13%                                     02/15/08                                        580                          571 (f)
Dominion Resources, Inc. (Series G)
3.66%                                     11/15/06                                        515                          514 (f,i)
Duke Capital LLC
4.33%                                     11/16/06                                        445                          444 (f)
5.67%                                     08/15/14                                         95                           94 (f)
8.00%                                     10/01/19                                        350                          407 (f)
Echostar DBS Corp.
5.75%                                     10/01/08
7.00%                                     10/01/13                                        480                          469 (a)
7.13%                                     02/01/16                                        915                          884 (a,f)
El Paso Corp.
7.63%                                     09/01/08                                        470                          481
El Paso Electric Co.
6.00%                                     05/15/35                                        495                          478 (f)
El Paso Production Holding Company
7.75%                                     06/01/13                                        835                          854
Embarq Corp.
7.08%                                     06/01/16                                        480                          490
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao da
Paraiba
10.50%                                    07/19/13                                        340                          351 (a)
Enterprise Products Operating LP
4.00%                                     10/15/07                                        875                          862 (f)
EOP Operating LP
7.00%                                     07/15/11                                        650                          688 (f)
7.75%                                     11/15/07                                        595                          610 (f)
Federated Department Stores, Inc.
6.90%                                     04/01/29                                        370                          378
FirstEnergy Corp. (Series B)
6.45%                                     11/15/11                                        485                          506 (f)
Forest Oil Corp.
8.00%                                     06/15/08                                        860                          883
FPL Group Capital, Inc. (Series B)
5.55%                                     02/16/08                                        660                          661 (f)
Georgia Power Co.
4.88%                                     07/15/07                                        530                          528 (f)
Goodrich Corp.
7.10%                                     11/15/27                                        385                          420 (f)
Greater Bay Bancorp
5.25%                                     03/31/08                                        735                          732 (f)
GS Caltex Corp.
5.50%                                     10/15/15                                        495                          488 (a,f)
GTE Corp.
6.94%                                     04/15/28                                        400                          413 (f)
7.51%                                     04/01/09                                        330                          346 (f)
Halliburton Co.
8.75%                                     02/15/21                                        250                          317 (f)
HSBC Capital Funding LP
4.61%                                     12/29/49                                        405                          375 (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                     12/31/49                                        585                          664 (a,f,g)
HSBC Finance Corp.
6.50%                                     11/15/08                                        715                          734 (f)
Hutchison Whampoa Finance CI Ltd.
(Series C)
7.50%                                     08/01/27                                        830                          950 (a)
IBM Canada Credit Services Co.
3.75%                                     11/30/07                                        275                          270 (a,f)
ICICI Bank Ltd.
7.25%                                     08/29/49                                        270                          275 (a,g)
IIRSA Norte Finance Ltd.
8.75%                                     05/30/24                                        415                          425 (a)
IMC Global Inc. (Series B)
10.88%                                    06/01/08                                        675                          720
ING Capital Funding TR III
8.44%                                     12/29/49                                        420                          467 (f,g)
ING Groep N.V.
5.78%                                     12/29/49                                        810                          798 (f,g)
International Business Machines Corp.
3.80%                                     02/01/08                                        330                          324 (f)
iStar Financial, Inc. (REIT)
4.88%                                     01/15/09                                        165                          163 (f)
7.00%                                     03/15/08                                        330                          338 (f)
JBS S.A.
10.50%                                    08/04/16                                        265                          268 (a)
Kansas Gas & Electric
5.65%                                     03/29/21                                        270                          263 (f)
Kimco Realty Corp. (REIT)
4.82%                                     06/01/14                                        325                          309 (f)
Kinder Morgan Energy Partners LP
5.13%                                     11/15/14                                        405                          384 (f)
Kraft Foods, Inc.
5.25%                                     06/01/07                                        305                          304 (f)
L-3 Communications Corp.
6.38%                                     10/15/15                                        520                          506 (f)
Laboratory Corp of America Holdings
5.63%                                     12/15/15                                        330                          327 (f)
Landsbanki Islands
6.10%                                     08/25/11                                        330                          333 (a)
Lucent Technologies Inc.
5.50%                                     11/15/08                                        840                          827
Lyondell Chemical Company
8.25%                                     09/15/16                                        810                          822
MacDermid, Inc.
9.13%                                     07/15/11                                        870                          907 (f)
Marsh & McLennan Companies, Inc.
5.15%                                     09/15/10                                        500                          490 (f)
Mediacom Broadband LLC
8.50%                                     10/15/15                                        840                          835 (a)
Merrill Lynch & Company, Inc.
6.05%                                     05/16/16                                        550                          568
MGM Mirage
5.88%                                     02/27/14                                      1,495                        1,385 (f)
Midamerican Energy Holdings Co.
3.50%                                     05/15/08                                        500                          486 (f)
6.13%                                     04/01/36                                        330                          333 (a,f)
Mohegan Tribal Gaming Authority
8.00%                                     04/01/12                                        865                          895 (f)
Morgan Stanley (Series F)
5.62%                                     01/18/08                                      2,000                        2,003 (f,g)
6.25%                                     08/09/26                                        390                          404
Motorola, Inc.
4.61%                                     11/16/07                                        550                          546 (f)
MUFG Capital Finance 1 Ltd.
6.35%                                     07/25/49                                        300                          304 (f,g)
NAK Naftogaz Ukrainy
8.13%                                     09/30/09                                        400                          387
National Power Corp.
9.63%                                     05/15/28                                        425                          490
NB Capital Trust IV
8.25%                                     04/15/27                                        440                          462 (f)
Nelnet, Inc.
5.13%                                     06/01/10                                        600                          587 (f)
Nevada Power Company (Series N)
6.65%                                     04/01/36                                        220                          227 (a)
New Cingular Wireless Services Inc.
8.75%                                     03/01/31                                        570                          731 (f)
News America, Inc.
7.25%                                     05/18/18                                        300                          329 (f)
Nisource Finance Corp.
5.45%                                     09/15/20                                        485                          448
Norfolk Southern Corp.
6.00%                                     04/30/08                                         40                           40 (f)
Norfolk Southern Railway Co.
9.75%                                     06/15/20                                        353                          480 (f)
Northeast Utilities (Series B)
3.30%                                     06/01/08                                        330                          319 (f)
Northern States Power Co.
6.25%                                     06/01/36                                        190                          202
Northrop Grumman Corp.
4.08%                                     11/16/06                                        610                          609 (f)
NorthWestern Corp.
5.88%                                     11/01/14                                        600                          590 (f)
Ohio Power Co. (Series E)
6.60%                                     02/15/33                                        165                          175 (f)
ONEOK Partners LP
5.90%                                     04/01/12                                        320                          321
Owens Brockway Glass Container Inc.
6.75%                                     12/01/14                                        460                          437 (f)
Pacific Bell
7.13%                                     03/15/26                                        225                          242
Pacific Gas & Electric Co.
6.05%                                     03/01/34                                        255                          257 (f)
Pan American Energy LLC. (Series 4)
7.75%                                     02/09/12                                        295                          294 (a)
PanAmSat Corp.
9.00%                                     08/15/14                                        970                        1,002 (f)
Pemex Finance Ltd.
9.03%                                     02/15/11                                        639                          684 (f)
9.69%                                     08/15/09                                        636                          689 (f)
Pemex Project Funding Master Trust
6.13%                                     08/15/08                                        380                          383 (f)
7.38%                                     12/15/14                                        300                          325 (f,h)
Pepco Holdings, Inc.
6.03%                                     06/01/10                                        595                          597 (f,g)
Petrobras International Finance Company
6.13%                                     10/06/16                                        210                          209
Pioneer Natural Resources Co.
6.88%                                     05/01/18                                        835                          834 (f)
Plains All American Pipeline, LP
6.70%                                     05/15/36                                        330                          345 (a)
Popular North America, Inc.
4.25%                                     04/01/08                                        490                          481
Potomac Edison Co.
5.35%                                     11/15/14                                        245                          241 (f)
Procter & Gamble - ESOP (Series A)
9.36%                                     01/01/21                                        492                          619 (f)
Prudential Holdings LLC (Series C)
8.70%                                     12/18/23                                        495                          631
Puget Energy, Inc.
3.36%                                     06/01/08                                        335                          324 (f)
Puget Sound Energy, Inc.
5.48%                                     06/01/35                                        330                          302 (f)
6.27%                                     03/15/37                                        195                          199
Qwest Capital Funding Inc.
6.38%                                     07/15/08                                      1,200                        1,202
Rabobank Capital Funding II
5.26%                                     12/31/49                                        735                          719 (a,f,g)
Rabobank Capital Funding Trust
5.25%                                     12/29/49                                        340                          328 (a,g)
Resona Bank Ltd.
5.85%                                     09/29/49                                        495                          484 (a,g)
Rogers Cable Inc.
5.50%                                     03/15/14                                        800                          752 (f)
Rouse Company LP (REIT)
6.75%                                     05/01/13                                        500                          500 (a)
RSHB Capital S.A.
7.18%                                     05/16/13                                        420                          437 (a)
Simon Property Group, L.P. (REIT)
4.60%                                     06/15/10                                        330                          322 (f)
4.88%                                     08/15/10                                        520                          511 (f)
Smith International, Inc.
6.00%                                     06/15/16                                        320                          327
Southern Copper Corp.
7.50%                                     07/27/35                                        830                          869
Sprint Capital Corp.
6.00%                                     01/15/07                                        840                          841 (f)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                     12/03/14                                        310                          301 (g)
Station Casinos Inc.
7.75%                                     08/15/16                                        325                          337
Stewart Enterprises, Inc.
6.25%                                     02/15/13                                      1,050                          971
Telecom Italia Capital S.A.
6.11%                                     07/18/11                                        645                          640 (g)
Telefonos de Mexico S.A. de C.V.
4.50%                                     11/19/08                                        240                          235 (f)
8.75%                                     01/31/16                                      4,400                          392
The Kroger Co.
6.80%                                     12/15/18                                        320                          335 (f)
The Thomson Corp.
5.50%                                     08/15/35                                        325                          300 (f)
Time Warner Entertainment Co.
8.38%                                     03/15/23 - 07/15/33                             785                          918 (f)
Time Warner, Inc.
6.88%                                     05/01/12                                        150                          158 (f)
TNK-BP Finance S.A.
7.50%                                     07/18/16                                        220                          230 (a)
TXU Electric Delivery Co.
5.00%                                     09/01/07                                        335                          334 (f)
6.38%                                     05/01/12                                        120                          124 (f)
Tyson Foods, Inc.
7.25%                                     10/01/06                                         19                           19 (f)
Union Pacific Railroad Co.
5.87%                                     07/02/30                                        325                          341
United Overseas Bank Ltd.
4.50%                                     07/02/13                                        665                          628 (a,f)
Vale Overseas Ltd.
8.25%                                     01/17/34                                        425                          482
Valero Energy Corp.
3.50%                                     04/01/09                                        535                          513 (f)
Verizon Pennsylvania Inc.
8.75%                                     08/15/31                                        330                          392 (f)
VTB Capital S.A.
6.14%                                     09/21/07                                        650                          653 (a,f,g)
Wells Fargo & Co.
5.25%                                     12/01/07                                        180                          180 (f)
Wells Fargo Bank NA
5.95%                                     08/26/36                                        350                          358
Westar Energy, Inc.
5.15%                                     01/01/17                                        230                          219 (f)
7.13%                                     08/01/09                                        180                          187 (f)
Westfield Capital Corporation Ltd.
4.38%                                     11/15/10                                        485                          468 (a,f)
Weyerhaeuser Co.
6.13%                                     03/15/07                                        123                          123 (f)
Williams Partners LP
7.50%                                     06/15/11                                        650                          652 (a)
Wisconsin Electric Power
3.50%                                     12/01/07                                        410                          402 (f)
Wyeth
4.38%                                     03/01/08                                        300                          296
                                                                                                                    98,028

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.9%
Banc of America Commercial Mortgage Inc.
5.32%                                     10/10/11                                        750                          754
Banc of America Funding Corp.
5.75%                                     03/20/36                                        265                          264 (f,g)
5.86%                                     02/20/36                                        456                          456 (f,g)
Banc of America Large Loan
5.49%                                     06/15/18                                      1,000                        1,000 (a,f,g)
Banc of America Mortgage Securities
(Class B)
5.33%                                     10/25/35                                        180                          175 (f,g)
5.39%                                     01/25/36                                        274                          270 (f,g)
5.56%                                     02/25/36                                        210                          208 (f,g)
Bank of America Alternative Loan Trust
6.50%                                     07/25/35                                        400                          406 (f)
Bear Stearns Commercial Mortgage
Securities
5.58%                                     03/11/39                                        222                          225 (f,g)
6.02%                                     02/14/31                                        750                          762 (f)
CalSTRS Trust
4.13%                                     11/20/12                                        938                          926 (a,f)
Citigroup Mortgage Loan Trust, Inc.
6.10%                                     08/25/36                                        580                          583 (g)
Countrywide Alternative Loan Trust
5.97%                                     05/25/36                                        100                           90 (g)
6.00%                                     03/25/36 - 06/25/36                             320                          276
Countrywide Alternative Loan Trust
(Class B)
6.00%                                     05/25/36 - 08/25/36                             300                          269
Countrywide Asset-Backed Certificates
5.61%                                     11/25/35                                        990                          991 (f,g)
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                     12/25/35                                        252                          246 (f)
Credit Suisse Mortgage Capital
Certificates
5.47%                                     09/15/39                                        689                          694
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                     02/25/36                                        149                          146 (f,g)
Crusade Global Trust (Class A)
5.58%                                     09/18/34                                         75                           75 (f,g)
CS First Boston Mortgage Securities Corp.
1.69%                                     03/15/35                                     12,489                          476 (a,f,g)
5.16%                                     07/15/37                                      7,734                          215 (a,c,f,g)
5.33%                                     10/25/35                                        253                          243 (f,g)
6.13%                                     04/15/37                                        520                          543 (f)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                     05/25/36                                        100                           90 (g)
First Union-Lehman Brothers-Bank of
America
6.56%                                     11/18/35                                        660                          669 (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                     05/15/35                                      1,048                        1,065 (f)
6.47%                                     04/15/34                                        300                          313 (f)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
5.08%                                     12/10/41                                     12,743                          292 (c,f,g)
Greenwich Capital Commercial Funding
Corp.
5.12%                                     04/10/37                                        626                          625 (f)
Impac CMB Trust
5.59%                                     04/25/35                                      1,139                        1,141 (f,g)
Indymac INDA Mortgage Loan Trust
5.16%                                     01/25/36                                        100                           96 (f,g)
Indymac INDA Mortgage Loan Trust (Class
B)
5.16%                                     01/25/36                                        144                          143 (f,g)
Indymac Index Mortgage Loan Trust
5.39%                                     06/25/35                                        422                          412 (f,g)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.29%                                     01/12/39                                      7,079                          258 (a,f,g)
6.47%                                     11/15/35                                        457                          482 (f)
JP Morgan Mortgage Trust
5.41%                                     11/25/35                                        829                          818 (f,g)
LB-UBS Commercial Mortgage Trust
4.06%                                     09/15/27                                      1,033                        1,006 (f,g)
4.51%                                     12/15/29                                        467                          453 (f)
4.53%                                     01/15/36                                      3,168                          214 (a,c,f)
4.63%                                     03/15/34                                      1,599                           22 (a,c,f,g)
5.09%                                     01/18/12                                     10,305                          293 (c,f,g)
5.26%                                     09/15/39                                        800                          804
5.37%                                     09/15/39                                        766                          770
6.17%                                     10/15/35                                      2,724                          117 (a,c,f,g)
6.23%                                     03/15/26                                        371                          379 (f)
7.16%                                     02/15/40                                      8,179                          176 (a,c,f,g)
7.80%                                     03/15/36                                      8,443                          238 (a,c,f,g)
LB-UBS Commercial Mortgage Trust
(Class A)
6.13%                                     12/15/30                                        832                          866 (f)
6.65%                                     11/15/27                                      1,505                        1,590 (f)
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                     07/14/16                                        103                          109 (a,f)
LB-UBS Commercial Mortgage Trust
(Class X)
5.25%                                     09/15/39                                     21,650                          766 (c,g)
7.46%                                     12/15/39                                      7,012                          124 (a,c,f,g)
Master Alternative Loans Trust
5.00%                                     08/25/18                                        411                           63 (e,f)
6.50%                                     08/25/34 - 05/25/35                           1,587                        1,606 (f)
Master Alternative Loans Trust (Class 3)
6.50%                                     01/25/35                                        409                          409 (f)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                     05/12/39                                        757                          771 (g)
MLCC Mortgage Investors, Inc.
5.40%                                     02/25/36                                        225                          220 (f,g)
Morgan Stanley Capital I
5.71%                                     07/20/44                                        350                          358
Morgan Stanley Dean Witter Capital I
4.26%                                     04/15/34                                      1,422                           26 (a,c,f,g)
4.53%                                     10/15/35                                      2,179                           38 (a,c,f,g)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                     10/15/35                                      1,000                        1,051 (f)
6.54%                                     02/15/31                                        489                          502 (f)
Morgan Stanley Dean Witter Capital I
(Class X)
1.42%                                     02/01/31                                        176                            8 (a,f,g)
Nomura Asset Securities Corp. (Class A)
6.59%                                     03/15/30                                      1,409                        1,433 (f)
Puma Finance Ltd. (Class A)
5.55%                                     03/25/34                                        229                          229 (f,g)
5.70%                                     10/11/34                                        297                          297 (f,g)
Residential Accredit Loans, Inc.
6.00%                                     01/25/36                                        398                          391 (f)
6.04%                                     01/25/36                                        155                          156 (f,g)
Residential Funding Mortgage Security I
5.75%                                     01/25/36                                        281                          275 (f)
Residential Mortgage Securities
5.52%                                     08/10/30                                      1,211                        1,211 (a,f,g)
Structured Asset Securities Corp.
(Class X)
2.15%                                     02/25/28                                        659                           29 (g)
Wachovia Bank Commercial Mortgage Trust
5.51%                                     03/15/45                                        535                          541 (f)
5.68%                                     05/15/43                                        780                          794 (g)
Wachovia Bank Commercial Mortgage Trust
(Class A)
5.77%                                     07/15/45                                        755                          777
Washington Mutual Inc.
5.66%                                     01/25/45                                      1,039                        1,042 (f,g)
Wells Fargo Mortgage Backed Securities
Trust
5.00%                                     11/25/20                                        673                          666 (f)
5.35%                                     10/25/36                                      1,172                        1,162 (g)
5.39%                                     08/25/35                                        630                          612 (f,g)
5.50%                                     01/25/36                                        513                          493 (f)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                     03/25/36                                        506                          491 (f)
                                                                                                                    40,275

SOVEREIGN BONDS - 1.5%
Government of Argentina
1.33%                                     12/31/38                                        425                          185 (h,i)
7.00%                                     09/12/13                                        255                          237
Government of Bahamas
6.63%                                     05/15/33                                        380                          431 (a,f)
Government of Brazil
8.25%                                     01/20/34                                        425                          489
8.88%                                     10/14/19                                        430                          510
12.50%                                    01/05/16                                        815                          376
Government of Colombia
7.38%                                     09/18/37                                        415                          420
8.13%                                     05/21/24                                        370                          407
12.00%                                    10/22/15                                     99,000                           48
Government of Panama
7.25%                                     03/15/15                                         40                           43
Government of Philippine
7.75%                                     01/14/31                                        415                          433
9.38%                                     01/18/17                                        415                          490
Government of Turkey
7.38%                                     02/05/25                                        415                          410
9.50%                                     01/15/14                                        595                          677
Government of Uruguay
8.00%                                     11/18/22                                        300                          317
                                                                                                                     5,473

TOTAL BONDS AND NOTES                                                                                              355,106
 (COST $360,422)

                                                                          NUMBER OF CONTRACTS                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
---------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
IMM Euro Future Options                                                                   150                           $3
IMM Euro Future Options                                                                    60                            8
 (COST $12)

PUT OPTIONS
U.S. Treasury Notes 10 Yr. Futures                                                        107                           56
 (COST $73)

TOTAL PURCHASED OPTIONS                                                                                                 67
 (COST $85)

                                                                             PRINCIPAL AMOUNT                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 17.9%
---------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 11.2%
Arran Master Trust (Class A)
5.35%                                     12/15/10                                     $2,000                       $2,000 (g)
Capital Auto Receivables Asset Trust
(Class A)
5.39%                                     04/15/08                                      1,718                        1,718 (g)
Citibank Credit Card Issuance Trust
5.46%                                     03/20/09                                      1,000                        1,000 (g)
CNH Equipment Trust
5.40%                                     10/15/08                                      1,135                        1,135 (g)
CNH Wholesale Master Note Trust (Class A)
5.44%                                     06/15/11                                      1,000                        1,001 (g)
Countrywide Asset-Backed Certificates
5.76%                                     05/25/33                                         68                           68 (g)
Countrywide Asset-Backed Certificates
(Class 2)
5.63%                                     06/25/33                                          2                            2 (g)
Countrywide Home Equity Loan Trust
(Class A)
5.57%                                     05/15/28                                      1,017                        1,017 (g)
First Franklin Mortgage Loan Asset
Backed Certificates (Class M)
5.78%                                     03/25/35                                      5,000                        5,028 (g)
First USA Credit Card Master Trust
(Class A)
5.48%                                     05/17/10                                      1,500                        1,502 (g)
Fleet Home Equity Loan Trust (Class A)
5.58%                                     01/20/33                                        556                          557 (g)
Fremont Home Loan Trust
5.53%                                     04/25/35                                      1,589                        1,590 (g)
GMAC Mortgage Corp. Loan Trust
5.42%                                     08/25/35                                      2,000                        2,000 (g)
Gracechurch Card Funding PLC (Class A)
5.35%                                     11/16/09                                      2,680                        2,681 (g)
5.36%                                     02/17/09                                      3,000                        3,001 (g)
GSAA Trust
5.73%                                     05/25/34                                        163                          164 (g)
GSAMP Trust
5.48%                                     12/25/35                                      1,000                        1,001 (g)
JP Morgan Mortgage Acquisition Corp.
5.43%                                     01/25/36                                      2,767                        2,768 (g)
Long Beach Mortgage Loan Trust
5.45%                                     09/25/35                                        869                          869 (g)
5.60%                                     11/25/34                                        113                          113 (g)
Metris Master Trust (Class A)
5.48%                                     10/20/10                                      3,000                        3,000 (g)
Residential Asset Mortgage Products, Inc.
5.60%                                     12/25/33                                      1,704                        1,708 (g)
Residential Asset Securities Corp.
5.58%                                     01/25/36                                      3,000                        3,006 (g)
Saxon Asset Securities Trust
5.56%                                     05/25/35                                        771                          772 (g)
5.62%                                     08/25/35                                         52                           52 (g)
Structured Asset Securities Corp.
5.53%                                     02/25/35                                      2,998                        3,001 (g)
Wachovia Asset Securitization Inc.
(Class A)
5.55%                                     06/25/34                                        794                          794 (g)
                                                                                                                    41,548

CORPORATE NOTES - 0.8%
Countrywide Financial Corp.
5.55%                                     11/03/06                                      2,000                        2,000 (g)
Marsh & McLennan Companies, Inc.
5.64%                                     07/13/07                                      1,000                        1,000 (g)
                                                                                                                     3,000

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.9%
Banc of America Large Loan
5.54%                                     03/15/22                                      3,500                        3,502 (a,g)
Granite Master Issuer PLC
5.47%                                     12/20/24 - 12/20/54                           9,000                        9,007 (g)
Granite Mortgages PLC (Class 1)
5.68%                                     01/20/43                                        946                          947 (g)
Impac CMB Trust (Class 1)
5.69%                                     10/25/34                                      1,014                        1,015 (g)
Impac CMB Trust (Class A)
6.09%                                     12/25/33                                        151                          151 (g)
Interstar Millennium Trust (Class A)
5.59%                                     03/14/36                                        114                          115 (g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.50%                                     10/15/17                                        391                          391 (a,g)
Morgan Stanley Capital I
5.94%                                     01/15/21                                      2,000                        2,000 (a,g)
MortgageIT Trust (Class A)
5.63%                                     08/25/35                                      3,747                        3,743 (g)
National RMBS Trust
5.50%                                     03/20/34                                        239                          240 (g)
Washington Mutual Inc.
5.67%                                     01/25/45                                        519                          520 (g)
                                                                                                                    21,631

TOTAL SECURITIES PURCHASED WITH                                                                                     66,179
COLLATERAL FROM SECURITIES ON LOAN
 (COST $66,165)

TOTAL INVESTMENTS IN SECURITIES                                                                                    421,352
 (COST $426,672)

                                                                             NUMBER OF SHARES                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.8%
---------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 11.3%
GEI Short Term Investment Fund
5.49%                                                                              41,820,780                      $41,821 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 9.5%
GEI Short Term Investment Fund
5.49%                                                                              34,905,923                       34,906 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                                        76,727
 (COST $76,727)

TOTAL INVESTMENTS                                                                                                  498,079
 (COST $503,399)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                                            (128,866)
NET - (34.9)%
                                                                                                                ----------
NET ASSETS - 100.0%                                                                                             $  369,213
                                                                                                                ==========


---------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following written option contracts open at September 30, 2006 (unaudited):

                                                         EXPIRATION DATE/              NUMBER OF
CALL OPTIONS                                                 STRIKE PRICE              CONTRACTS                VALUE
----------------------------------------------------------------------------------------------------------------------------
IMM Euro Future Options                                     Oct 06 /94.88                     60                 $(1)
IMM Euro Future Options                                     Nov 06 /94.75                     60                  (3)
 (Written Option Premium $4)

                                                         EXPIRATION DATE/              NUMBER OF
PUT OPTIONS                                                 STRIKE PRICE              CONTRACTS                VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Yr. Futures                         Oct 06 /106.00                    450                 (14)
 (Written Option Premium $19)                                                                                   ----
                                                                                                                $(18)
                                                                                                                ====

The Elfun Income Fund had the following long futures contracts open at September
30, 2006 (unaudited):

                                                                                                 CURRENT           UNREALIZED
DESCRIPTION                               EXPIRATION DATE     NUMBER OF CONTRACTS         NOTIONAL VALUE         APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Yr. Futures         December  2006                       60                $12,270                 $ 36
U.S. Treasury Notes 5 Yr. Futures         December  2006                      155                 16,355                  111
U.S. Treasury Notes 10 Yr. Futures        December  2006                       21                  2,269                   (1)
                                                                                                                         ----
                                                                                                                         $146
                                                                                                                         ====


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2006 (unaudited)


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $32,522; or 8.81% of net assets for the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At September 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at September 30, 2006.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon Bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k)  Treasury Inflation Protected Securities.

+    Percentages are based on net assets as of September 30, 2006.

*    Less than 0.1%

**   Amount is less than $500



Abbreviations:

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

STRIPS      Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 29, 2006